RELATED PARTY TRANSACTIONS (Details Textual B) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 21, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes Issued To Related Parties		$ 5,000,000	$ 12,500,000	$ 150,000	$ 70,000
Payment of accrued wages		$ 72,000
Chief Financial Officer [Member]
Debt Issuance Date	Jan. 21, 2015	Jun. 17, 2014		Jun. 17, 2014
Notes Issued To Related Parties	$ 5,500,000	$ 5,000,000		$ 50,000
Warrants issued	250,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%		8.00%
Debt Instrument, Maturity Date		Jun. 16, 2015		Jun. 16, 2014
Proceeds from non-convertible debenture	$ 50,000
Director 2 [Member]
Debt Issuance Date		Aug. 25, 2014		Aug. 25, 2014
Notes Issued To Related Parties		$ 2,500,000		$ 25,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%		8.00%
Debt Instrument, Maturity Date		Aug. 25, 2015		Aug. 25, 2014
Director [Member]
Debt Issuance Date		May 30, 2014		May 30, 2014
Notes Issued To Related Parties		$ 5,000,000		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%		8.00%
Debt Instrument, Maturity Date		May 30, 2016		May 30, 2014
Chief Executive Officer [Member]
Debt Issuance Date		Jan. 29, 2014		Jan. 29, 2014
Notes Issued To Related Parties		$ 2,500,000		$ 25,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%		8.00%
Debt Instrument, Maturity Date		Jan. 22, 2016		Jan. 22, 2014
Board of Directors 3 [Member]
Notes Issued To Related Parties		$ 2,500,000
Debt Instrument, Maturity Date		Aug. 25, 2015
Board of Directors 2 [Member]
Notes Issued To Related Parties		$ 5,000,000
Debt Instrument, Maturity Date		Jun. 16, 2015
Board of Directors Chairman [Member]
Notes Issued To Related Parties		$ 5,000,000
Debt Instrument, Maturity Date		May 30, 2016
January2013DebentureMember
Notes Issued To Related Parties				$ 7,000,000	$ 70,000